UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21674

Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Opportunity Fund (JSN)
September 30, 2010

Shares	Description (1)				Value
	Common Stocks – 100.4%
	Aerospace & Defense – 2.1%
66,794	Boeing Company				$ 4,444,473
76,452	Honeywell International Inc.				3,359,301
24,356	Lockheed Martin Corporation				1,736,096
38,898	Northrop Grumman Corporation				2,358,386
37,398	Raytheon Company				1,709,463
63,280	United Technologies Corporation				4,507,434
	Total Aerospace & Defense				18,115,153
	Air Freight & Logistics – 0.9%
117,320	United Parcel Service, Inc., Class B				7,824,071
	Airlines – 0.1%
138,259	AMR Corporation, (2)				866,884
	Auto Components – 0.3%
127,177	Gentex Corporation				2,481,223
	Automobiles – 0.3%
157,573	Ford Motor Company, (2)				1,928,694
33,442	Harley-Davidson, Inc.				951,090
	Total Automobiles				2,879,784
	Beverages – 2.1%
173,364	Coca-Cola Company				10,145,261
120,677	PepsiCo, Inc.				8,017,780
	Total Beverages				18,163,041
	Biotechnology – 3.0%
137,407	Amgen Inc., (2)				7,572,500
85,363	Biogen Idec Inc., (2)				4,790,572
114,733	Celgene Corporation, (2)				6,609,768
192,408	Gilead Sciences, Inc., (2)				6,851,649
	Total Biotechnology				25,824,489
	Capital Markets – 2.0%
159,239	Charles Schwab Corporation				2,213,422
48,725	Eaton Vance Corporation				1,414,974
42,100	Goldman Sachs Group, Inc.				6,086,818
41,872	Legg Mason, Inc.				1,269,140
146,583	Morgan Stanley				3,617,668
21,416	UBS AG, (2)				364,714
93,004	Waddell & Reed Financial, Inc., Class A				2,544,589
	Total Capital Markets				17,511,325
	Chemicals – 1.7%
61,593	Dow Chemical Company				1,691,344
58,405	E.I. Du Pont de Nemours and Company				2,606,031
38,681	Eastman Chemical Company				2,862,394
22,467	Lubrizol Corporation				2,380,828
49,021	Monsanto Company				2,349,577
3,820	Potash Corporation of Saskatchewan				550,233
103,452	RPM International, Inc.				2,060,764
	Total Chemicals				14,501,171
	Commercial Banks – 2.1%
65,480	Fifth Third Bancorp.				787,724
85,072	First Horizon National Corporation, (2)				970,676
10,611	HSBC Holdings PLC, Sponsored ADR				536,810
6	Lloyds TSB Group PLC, Sponsored ADR				28
43,429	Toronto-Dominion Bank				3,138,180
255,613	U.S. Bancorp				5,526,353
287,263	Wells Fargo & Company				7,218,919
	Total Commercial Banks				18,178,690
	Commercial Services & Supplies – 0.7%
81,168	Deluxe Corporation				1,552,744
49,936	R.R. Donnelley & Sons Company				846,915
91,077	Waste Management, Inc.				3,255,092
	Total Commercial Services & Supplies				5,654,751
	Communications Equipment – 4.5%
49,954	ADTRAN, Inc.				1,763,376
13,861	Aviat Networks Inc., (2)				56,691
645,569	Cisco Systems, Inc., (2)				14,137,961
46,488	Harris Corporation				2,058,954
76,265	Motorola, Inc., (2)				650,540
356,513	QUALCOMM, Inc.				16,085,867
91,627	Research In Motion Limited, (2)				4,461,319
	Total Communications Equipment				39,214,708
	Computers & Peripherals – 9.1%
217,996	Apple, Inc., (2)				61,856,361
164,559	Dell Inc., (2)				2,132,685
193,543	EMC Corporation, (2)				3,930,858
182,171	Hewlett-Packard Company				7,663,934
56,024	Net App. Inc., (2)				2,789,435
	Total Computers & Peripherals				78,373,273
	Consumer Finance – 0.6%
75,858	American Express Company				3,188,312
72,637	Discover Financial Services				1,211,585
77,393	SLM Corporation, (2)				893,889
	Total Consumer Finance				5,293,786
	Containers & Packaging – 0.4%
78,989	Packaging Corp. of America				1,830,175
50,628	Sonoco Products Company				1,693,000
	Total Containers & Packaging				3,523,175
	Distributors – 0.3%
55,680	Genuine Parts Company				2,482,771
	Diversified Consumer Services – 0.1%
35,953	Hillenbrand Inc.				773,349
	Diversified Financial Services – 2.9%
539,330	Bank of America Corporation				7,070,616
590,173	Citigroup Inc., (2)				2,301,675
11,080	CME Group, Inc.				2,885,786
110,655	ING Groep N.V., Sponsored ADR				1,138,640
304,132	JP Morgan Chase & Co.				11,578,305
	Total Diversified Financial Services				24,975,022
	Diversified Telecommunication Services – 2.5%
527,445	AT&T Inc.				15,084,927
44,021	Frontier Communications Corporation				359,652
189,454	Verizon Communications Inc.				6,174,306
	Total Diversified Telecommunication Services				21,618,885
	Electric Utilities – 1.3%
128,436	Companhia Energetica de Minas Gerais, Sponsored ADR				2,105,066
193,791	Duke Energy Corporation				3,432,039
112,676	Great Plains Energy Incorporated				2,129,576
129,707	Pepco Holdings, Inc.				2,412,550
25,438	Pinnacle West Capital Corporation				1,049,826
	Total Electric Utilities				11,129,057
	Electrical Equipment – 1.5%
26,965	Cooper Industries Inc.				1,319,397
113,556	Emerson Electric Company				5,979,859
11,240	Hubbell Incorporated, Class B				570,430
31,575	Rockwell Automation, Inc.				1,949,125
49,398	Roper Industries Inc.				3,219,762
	Total Electrical Equipment				13,038,573
	Electronic Equipment & Instruments – 0.3%
165,240	Corning Incorporated				3,020,587
	Energy Equipment & Services – 1.8%
29,127	Diamond Offshore Drilling, Inc.				1,973,937
36,079	ENSCO International PLC, Sponsored ADR				1,613,814
167,993	Halliburton Company				5,555,529
54,107	Patterson-UTI Energy, Inc.				924,148
80,923	Schlumberger Limited				4,985,666
17,510	Tidewater Inc.				784,623
	Total Energy Equipment & Services				15,837,717
	Food & Staples Retailing – 2.2%
134,293	CVS Caremark Corporation				4,226,201
90,344	Kroger Co.				1,956,851
38,974	SUPERVALU INC.				449,370
81,914	Walgreen Co.				2,744,119
175,013	Wal-Mart Stores, Inc.				9,366,696
	Total Food & Staples Retailing				18,743,237
	Food Products – 0.7%
153,101	Kraft Foods Inc., Class A				4,724,697
109,395	Sara Lee Corporation				1,469,175
	Total Food Products				6,193,872
	Gas Utilities – 1.5%
23,164	AGL Resources Inc.				888,571
100,700	Atmos Energy Corporation				2,945,475
75,051	National Fuel Gas Company				3,888,392
62,725	Nicor Inc.				2,874,060
49,805	ONEOK, Inc.				2,243,217
	Total Gas Utilities				12,839,715
	Health Care Equipment & Supplies – 1.6%
78,048	Baxter International, Inc.				3,723,670
36,821	Hill Rom Holdings Inc.				1,321,506
106,091	Hologic Inc., (2)				1,698,517
12,205	Intuitive Surgical, Inc., (2)				3,463,047
112,438	Medtronic, Inc.				3,775,668
	Total Health Care Equipment & Supplies				13,982,408
	Health Care Providers & Services – 2.0%
54,103	Aetna Inc.				1,710,196
62,293	Brookdale Senior Living Inc., (2)				1,015,999
26,104	Coventry Health Care, Inc., (2)				562,019
140,154	Express Scripts, Inc., (2)				6,825,500
107,386	UnitedHealth Group Incorporated				3,770,322
54,343	Wellpoint Inc., (2)				3,077,988
	Total Health Care Providers & Services				16,962,024
	Hotels, Restaurants & Leisure – 1.6%
51,390	International Game Technology				742,586
5,901	Las Vegas Sands, (2)				205,650
117,115	McDonald’s Corporation				8,726,239
28,303	Starwood Hotels & Resorts Worldwide, Inc.				1,487,323
28,492	Wynn Resorts Ltd				2,472,251
	Total Hotels, Restaurants & Leisure				13,634,049
	Household Durables – 0.8%
97,917	KB Home				1,109,400
78,018	Newell Rubbermaid Inc.				1,389,501
40,513	Stanley Black & Decker Inc.				2,482,637
19,851	Whirlpool Corporation				1,607,137
	Total Household Durables				6,588,675
	Household Products – 1.7%
44,849	Colgate-Palmolive Company				3,447,094
193,474	Procter & Gamble Company				11,602,636
	Total Household Products				15,049,730
	Industrial Conglomerates – 1.5%
21,091	3M Co.				1,828,801
691,146	General Electric Company				11,231,123
	Total Industrial Conglomerates				13,059,924
	Insurance – 1.3%
56,792	Allstate Corporation				1,791,788
9,033	American International Group, (2)				353,190
26,066	Arthur J. Gallagher & Co.				687,360
92,800	CNO Financial Group Inc., (2)				514,112
189,397	Fidelity National Title Group Inc., Class A				2,975,427
50,700	Genworth Financial Inc., Class A, (2)				619,554
17,384	Hartford Financial Services Group, Inc.				398,963
31,606	Lincoln National Corporation				756,016
103,489	Marsh & McLennan Companies, Inc.				2,496,155
13,952	Unitrin, Inc.				340,289
	Total Insurance				10,932,854
	Internet & Catalog Retail – 1.3%
67,185	Amazon.com, Inc., (2)				10,552,076
13,070	Hosting Site Network, Inc., (2)				390,793
	Total Internet & Catalog Retail				10,942,869
	Internet Software & Services – 4.2%
38,488	Akamai Technologies, Inc., (2)				1,931,328
43,290	Baidu.com, Inc., Sponsored ADR, (2)				4,442,420
58,343	Earthlink, Inc.				530,338
220,361	eBay Inc., (2)				5,376,808
34,229	Google Inc., Class A, (2)				17,997,266
22,576	IAC/InterActiveCorp., (2)				593,072
30,343	United Online, Inc.				173,562
81,924	VeriSign, Inc., (2)				2,600,268
160,361	Yahoo! Inc., (2)				2,272,315
	Total Internet Software & Services				35,917,377
	IT Services – 2.4%
112,898	Automatic Data Processing, Inc.				4,745,103
61,069	Fidelity National Information Services				1,656,802
80,906	International Business Machines Corporation (IBM)				10,852,731
14,762	Lender Processing Services Inc.				490,541
107,491	Paychex, Inc.				2,954,928
	Total IT Services				20,700,105
	Leisure Equipment & Products – 0.3%
77,138	Mattel, Inc.				1,809,657
14,833	Polaris Industries Inc.				965,628
	Total Leisure Equipment & Products				2,775,285
	Machinery – 2.0%
75,110	Caterpillar Inc.				5,909,655
26,909	Deere & Company				1,877,710
43,913	Graco Inc.				1,393,359
27,670	Joy Global Inc.				1,945,754
53,447	SPX Corporation				3,382,126
67,275	Timken Company				2,580,669
	Total Machinery				17,089,273
	Media – 3.0%
412,018	Comcast Corporation, Special Class A				7,008,426
97,817	New York Times, Class A, (2)				757,104
309,975	News Corporation, Class A				4,048,274
62,373	Omnicom Group, Inc.				2,462,486
118,487	Regal Entertainment Group, Class A				1,554,549
355,542	Sirius XM Radio Inc., (2)				426,650
64,816	Viacom Inc., Class B				2,345,691
206,496	Walt Disney Company				6,837,083
149,513	Warner Music Group Corporation, (2)				672,809
	Total Media				26,113,072
	Metals & Mining – 0.9%
85,534	Alcoa Inc.				1,035,817
5,433	Barrick Gold Corporation				251,494
19,693	Freeport-McMoRan Copper & Gold, Inc.				1,681,585
78,900	Hecla Mining Company, (2)				498,648
116,703	Southern Copper Corporation				4,098,609
	Total Metals & Mining				7,566,153
	Multiline Retail – 1.3%
58,848	Macy’s, Inc.				1,358,800
60,788	Nordstrom, Inc.				2,261,314
35,573	Sears Holding Corporation, (2)				2,566,236
86,146	Target Corporation				4,603,642
	Total Multiline Retail				10,789,992
	Multi-Utilities – 0.8%
62,041	Ameren Corporation				1,761,964
57,468	OGE Energy Corp.				2,291,249
97,043	Public Service Enterprise Group Incorporated				3,210,182
	Total Multi-Utilities				7,263,395
	Oil, Gas & Consumable Fuels – 6.4%
165,283	Chevron Corporation				13,396,187
2,747	CNOOC Limited, Sponsored ADR				533,742
116,652	ConocoPhillips				6,699,324
407,908	Exxon Mobil Corporation				25,204,635
24,173	Hess Corporation				1,429,108
57,731	Occidental Petroleum Corporation				4,520,337
5,321	PetroChina Company Limited, Sponsored ADR				619,471
15,157	Royal Dutch Shell PLC, Class A				913,967
40,039	SandRidge Energy Inc., (2)				227,422
39,133	StatoilHydro ASA, Sponsored ADR				821,010
16,037	Suncor Energy, Inc.				522,004
	Total Oil, Gas & Consumable Fuels				54,887,207
	Pharmaceuticals – 5.8%
137,567	Abbott Laboratories				7,186,500
142,745	Bristol-Myers Squibb Company				3,869,817
84,994	Eli Lilly and Company				3,104,831
12,316	GlaxoSmithKline PLC, Sponsored ADR				486,728
185,529	Johnson & Johnson				11,495,377
326,275	Merck & Company Inc.				12,010,183
694,855	Pfizer Inc.				11,930,660
	Total Pharmaceuticals				50,084,096
	Professional Services – 0.4%
56,869	Manpower Inc.				2,968,562
66,137	Resources Connection, Inc., (2)				910,045
	Total Professional Services				3,878,607
	Real Estate Investment Trust – 1.6%
23,200	Annaly Capital Management Inc.				408,320
66,093	Apartment Investment & Management Company, Class A				1,413,068
69,975	Brandywine Realty Trust				857,194
34,687	CBL & Associates Properties Inc.				453,012
114,294	DCT Industrial Trust Inc.				547,468
49,733	Health Care REIT, Inc.				2,354,360
100,726	Lexington Corporate Properties Trust				721,198
46,608	Liberty Property Trust				1,486,795
105,344	Nationwide Health Properties, Inc.				4,073,652
129,993	U-Store-It Trust				1,085,442
	Total Real Estate Investment Trust				13,400,509
	Road & Rail – 0.5%
4,035	Dollas Thrifty Automotive Group Inc.				202,315
48,013	Union Pacific Corporation				3,927,463
	Total Road & Rail				4,129,778
	Semiconductors & Equipment – 3.7%
93,975	Altera Corporation				2,834,286
73,634	Analog Devices, Inc.				2,310,635
241,972	Applied Materials, Inc.				2,826,233
114,428	Broadcom Corporation, Class A				4,049,607
9,350	First Solar Inc., (2)				1,377,723
546,160	Intel Corporation				10,502,657
26,060	Intersil Holding Corporation, Class A				304,641
78,287	Linear Technology Corporation				2,405,760
109,468	National Semiconductor Corporation				1,397,906
147,921	Texas Instruments Incorporated				4,014,576
	Total Semiconductors & Equipment				32,024,024
	Software – 6.3%
290,858	Activision Blizzard Inc.				3,147,084
164,419	Adobe Systems Incorporated, (2)				4,299,557
78,177	Autodesk, Inc., (2)				2,499,319
55,148	McAfee Inc., (2)				2,606,294
969,747	Microsoft Corporation				23,749,104
663,872	Oracle Corporation				17,824,963
	Total Software				54,126,321
	Specialty Retail – 2.0%
20,823	Abercrombie & Fitch Co., Class A				818,760
59,432	American Eagle Outfitters, Inc.				889,103
67,924	Best Buy Co., Inc.				2,773,337
70,360	CarMax, Inc., (2)				1,960,230
79,661	Gap, Inc.				1,484,881
120,273	Home Depot, Inc.				3,810,249
94,934	Limited Brands, Inc.				2,542,333
125,615	Lowe’s Companies, Inc.				2,799,958
	Total Specialty Retail				17,078,851
	Thrifts & Mortgage Finance – 0.4%
40,800	MGIC Investment Corporation, (2)				376,584
180,604	New York Community Bancorp, Inc.				2,934,815
	Total Thrifts & Mortgage Finance				3,311,399
	Tobacco – 1.3%
20,321	Altria Group, Inc.				488,110
171,170	Philip Morris International				9,588,943
18,066	Reynolds American Inc.				1,072,940
	Total Tobacco				11,149,993
	Wireless Telecommunication Services – 0.3%
31,276	China Mobile Hong Kong Limited, Sponsored ADR				1,599,142
161,500	Sprint Nextel Corporation, (2)				747,745
	Total Wireless Telecommunication Services				2,346,887
	Total Common Stocks (cost $736,359,382)				864,843,166

Principal
Amount (000)		Description (1)	Coupon	Maturity	Value
		Short-Term Investments – 6.5%
$55,766		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2010, repurchase price $55,765,821, collateralized by $53,455,000 U.S. Treasury Notes, 4.625%, due 2/29/12, value $56,881,466	0.080%	10/01/10	$55,765,697
		Total Short-Term Investments (cost $55,765,697)			55,765,697
		Total Investments (cost $792,125,079) – 106.9%			920,608,863
		Other Assets Less Liabilities – (6.9)%			(59,225,582)
		Net Assets – 100%			$861,383,281

Investments in Derivatives

Call Options Written as of September 30, 2010:

Number of Contracts	Type	Notional Amount (3)	Expiration Date	Strike Price	Value
	Call Options Written (4)
(720)	Mini-NDX 100 Index	$ (13,140,000)	10/16/10	$ 182.5	$(1,279,800)
(657)	Mini-NDX 100 Index	(12,154,500)	10/16/10	185.0	(1,011,780)
(1,297)	Mini-NDX 100 Index	(24,967,250)	10/16/10	192.5	(1,108,935)
(1,366)	Mini-NDX 100 Index	(25,954,000)	11/20/10	190.0	(1,816,780)
(803)	Mini-NDX 100 Index	(15,859,250)	11/20/10	197.5	(728,723)
(658)	Mini-NDX 100 Index	(13,160,000)	12/18/10	200.0	(562,590)
(53)	NASDAQ 100 Index	(9,672,500)	10/16/10	1,825.0	(931,475)
(77)	NASDAQ 100 Index	(14,245,000)	10/16/10	1,850.0	(1,174,635)
(114)	NASDAQ 100 Index	(21,945,000)	10/16/10	1,925.0	(970,140)
(138)	NASDAQ 100 Index	(26,220,000)	11/20/10	1,900.0	(1,839,540)
(90)	NASDAQ 100 Index	(17,775,000)	11/20/10	1,975.0	(809,775)
(78)	NASDAQ 100 Index	(15,600,000)	12/18/10	2,000.0	(667,290)
(732)	S&P 500 Index	(80,520,000)	10/16/10	1,100.0	(3,440,400)
(1,369)	S&P 500 Index	(154,012,500)	10/16/10	1,125.0	(3,778,440)
(680)	S&P 500 Index	(73,100,000)	11/20/10	1,075.0	(5,460,400)
(703)	S&P 500 Index	(77,330,000)	11/20/10	1,100.0	(4,302,360)
(691)	S&P 500 Index	(77,737,500)	11/20/10	1,125.0	(3,047,310)
(669)	S&P 500 Index	(75,262,500)	12/18/10	1,125.0	(3,612,600)
(740)	S&P 500 Index	(85,100,000)	12/18/10	1,150.0	(2,923,000)
(11,635)	Total Call Options Written (premiums received $29,665,053)	$ (833,755,000)			$(39,465,973)

	Fair Value Measurements
	In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
	Level 1 – Quoted prices in active markets for identical securities.
	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$864,843,166	$–	$–	$864,843,166
Short-Term Investments	55,765,697	–	–	55,765,697
Derivatives:
Call Options Written	(39,465,973)	–	–	(39,465,973)
Total	$881,142,890	$–	$–	$881,142,890

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$39,465,973

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments (excluding investments in derivatives) was $792,388,678.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2010, were as follows:

Gross unrealized:
Appreciation				$ 206,903,531
Depreciation				(78,683,346)
Net unrealized appreciation (depreciation) of investments				$ 128,220,185

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)				All percentages in the Portfolio of Investments are based on net assets.
(2)				Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)				For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(4)				The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
ADR				American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Opportunity Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010

*                      Print the name and title of each signing officer under his or her signature.